RESTRICTED NET ASSETS - DISCONTINUED OPERATIONS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RESTRICTED NET ASSETS - DISCONTINUED OPERATIONS
Percentage of net after-tax income of Group's subsidiary and VIE required to be annually appropriated to the statutory general reserve fund	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Material assets transferred	$ 0	$ 0	$ 0
Dividends	0	0	$ 0
Amounts restricted including paid in capital and statutory reserve funds	$ 695	$ 677